AMOUNTS DUE FROM RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
Amounts Due From Related Parties
SCHEDULE OF AMOUNTS DUE FROM RELATED PARTIES

Amounts due from related parties consisted of the following:

	As of December 31,
	2023	2022
	$’000	$’000

Due from related parties:
- MWE Investment Pte Ltd(1)	9	3
- Multi Ways Holdings Limited	-	47
- P4 Engineering Industrial Pte Ltd(2)	1,059	-

	1,068	50

The related party of the Company is as follows:

(1)	Mr. James Lim, Ms Lee NG and Ms Maggie Lim are the directors, and they are also the shareholders and hold 88% stake in MWE Investment Pte Ltd.
(2)	Mr. James Lim, Ms Lee NG and Ms Maggie Lim are the directors, and Mr. James Lim and Ms Lee NG also the shareholders and hold 100% stake in P4 Engineering Industrial Pte Ltd.